Dear Fellow Shareholder:
I am pleased to report the Fund's total return for the period ended March 31, 1999 in the table below. Total returns for both A shares and C shares reflect results for investors who held shares for the entire periods shown. Positive results were recorded for all periods.

                                               Total return performance as of 3/31/99
                                                         Inception:  10/2/95
                                           A Shares                                       C Shares

                  Cal. Qtr.  6 Months   3 Years    1 Year  Since Incept.  Cal. Qtr.   6 Months    1 Year     3 Years   Since Incept.
Net Asset Value     8.67%     30.38%    30.40%**   13.18%    28.99%**       8.47%      30.38%     12.19%     29.36%**     27.99%**
Max.Offering Price  3.78%     24.50%    28.43%**    8.10%    27.31%         7.47%*     24.50%     12.19%     29.36%**     27.99%**

Past performance cannot guarantee future results.
* Assumes redemption during the period.
** Annualized.



As has been the case since the October market low, strength in technology and financial service issues was evident in portfolio performance through March. Since mid-April, however, market leadership has shifted materially. Improvement in Asian economies, coupled with our own healthy economy and a better commodity pricing environment, spurred a market rotation into cyclical and other modestly appraised equities. Issues in the Value Fund that have benefited include:
Atlantic Richfield, Occidental Petroleum, Union Pacific, El Paso Energy, and Henkel. Recent additions to the portfolio, such as Dow Chemical, Hercules Inc. (chemicals), and Boeing, have also benefited. A few changes in industry concentration since March 31 are worth mentioning: technology holdings have been reduced to 17% from 23% at the end of the quarter, and investment management from 16% to 12%. The latter reflects a reduction of Charles Schwab to less than 3.5% of the portfolio. Through appreciation, Schwab had become over 7% of the portfolio. While we continue to expect extraordinary results from Schwab as a leading on-line financial service provider, from a target price perspective, the stock had exceeded our expectations in a very short period of time. On March 31, 1999 we made an income distribution of $0.105 per share on Class A shares and $0.04 per share on Class C shares. For more detailed descriptive information on portfolio holdings, including links to the home pages of companies held in your portfolio, please visit our Website at www.thornburg.com. If you do not have internet access, call us at (800) 847-0200 and we will send this information to you. Thank you for investing with us. We appreciate your trust and confidence. Respectfully,

William V. Fries, CFA
Portfolio Manager

ASSETS

Investments, at value (cost $280,473,898)                       $ 341,729,250
Cash                                                                  489,867
Receivable for securities sold                                      1,470,779
Receivable for fund shares sold                                     8,882,140
Unrealized gain on forward exchange contracts (Note 6)              2,713,989
Dividend receivable                                                   787,002
Prepaid expenses and other assets                                      45,602
Total Assets                                                      356,118,629

LIABILITIES

Payable for securities purchased                                    1,718,399
Payable for fund shares redeemed                                      231,782
Unrealized loss on forward exchange contracts (note 6)                649,135
Payable to investment advisor                                         271,070
Covered call options written at value (proceeds received $32,099       78,750
Accounts payable and accrued expenses                                 304,449
Total Liabilities                                                   3,253,585


NET ASSETS                                                      $ 352,865,044
NET ASSETS CONSIST OF:
Undistributed net investment income                             $    (419,403)
Net unrealized appreciation (depreciation) on investments          63,273,580
Distributions paid in excess of net realized gain                   3,766,540
Net capital paid in on shares of beneficial interest              286,244,327
                                                                $ 352,865,044
NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($248,302,071 applicable to 9,820,738 shares
of beneficial interest outstanding - Note 4)                    $       25.28
Maximum sales charge, 4.50% of offering price
(4.70% of net asset value per share)                                     1.19
Maximum Offering Price Per Share                                $       26.47
Class C Shares:
Net asset value and offering price per share* ($82,742,126)
applicable to 3,282,448 shares of beneficial interest outstandin$       25.21

Class I Shares:
Net asset value, offering and redemption price per share ($21,820,847 applicable to 862,317 of beneficial interest outstanding - Note 4)
                                                                $       25.30
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

INVESTMENT INCOME
Dividend income (net of foreign taxes
 withheld of $36,897)                                     $ 2,702,980
Interest income                                               223,992
                 Total Income                               2,926,972

EXPENSES
Investment advisory fees (Note 3)                           1,118,133
Administration fees (Note 3)
 Class A Shares                                               115,892
 Class C Shares                                                36,909
 Class I Shares                                                 2,773
Distribution and service fees (Note 3)
 Class A Shares                                               231,785
 Class C Shares                                               295,270
Transfer agent fees                                           128,872
Registration & filing fees                                     49,901
Custodian fees                                                 69,235
Professional fees                                              16,915
Accounting fees                                                10,885
Trustee fees                                                    2,156
Other expenses                                                 16,551
                 Total Expenses                             2,095,277
Less:
Expenses waived by investment advisor (Note 3)                (13,860)
                 Net Expenses                               2,081,417
                 Net Investment Income                        845,555

REALIZED AND UNREALIZED GAIN - NOTE 5
Net realized gain (loss) on:
  Investments                                               6,768,492
  Foreign currency transactions                            (1,921,524)
                                                            4,846,968
Net unrealized appreciation (depreciation)
  Investments                                              55,186,099
  Foreign currency translation                              3,531,020
                                                           58,717,119
                 Net Realized and Unrealized
                 Gain on Investments                       63,564,087
                 Net Increase (Decrease) in Net Assets
                 Resulting From Operations                $64,409,642
See notes to financial statements.


INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                                  $ 845,555    $ 1,118,961
Net realized gain (loss) on investments and
 foreign currency transactions                         4,846,968       (168,836)
Increase (decrease) in unrealized appreciation on
 investments and foreign currency translation         58,717,119    (10,040,414)

                Net Increase (Decrease) in Net Assets
                Resulting from Operations             64,409,642     (9,090,289)

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                       (1,024,114)      (938,716)
Class C Shares                                         (131,018)       (27,348)
Class I Shares                                         (110,966)             0


From realized gains
Class A Shares                                                0     (4,677,701)
Class C Shares                                                0       (746,009)

From return of capital
Class A Shares                                                0       (165,589)
Class C Shares                                                0         (4,824)

FUND SHARE TRANSACTIONS - (Note 4)
Class A Shares                                       50,831,610     95,534,687
Class C Shares                                       27,179,587     35,229,776
Class I Shares                                       19,704,242              0

Net Increase in Net Assets                          160,858,983    115,113,987

NET ASSETS:

Beginning of period                                 192,006,061     76,892,074
End of period                                     $ 352,865,044  $ 192,006,061
See notes to financial statements.

Note 1 - Organization
Thornburg  Value  Fund  hereinafter  referred  to as the  "Fund," is a series of
Thornburg Investment Trust (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing seven series of shares of beneficial interest in addition to those of the Fund:
Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Global Value Fund and Thornburg New York Intermediate Municipal Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund seeks long-term capital appreciation by investing primarily in domestic equity securities selected on a value basis. The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost which approximates market value. When the Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sales price on the principal exchange on which such option is traded, or in the absence of such sale, the latest ask quotation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Foreign Currency
Translation: Porfolio securities securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of their taxable income to its shareholders. Therefore, no provision for Federal income tax is required. When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent a Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on market changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Dividends: Dividends to the shareholders are paid quarterly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net realized capital gains, to the extent available, will be distributed annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee And Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services to the Fund for which the fees are payable at the end of each month. For the six months ended March 31, 1999, these fees were payable at annual rates ranging from 7/8 of 1% to 27/40 of 1% of the average daily net assets of the Fund depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended March 31, 1999, the Adviser voluntarily waived certain operating expenses amounting to $13,860 for the Fund. The Fund has underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund's shares. For the six months ended March 31, 1999, the Distributor earned commissions aggregating $103,922 from the sale of Class A shares of the Fund, and collected contingent deferred sales charges aggregating $14,907 from redemptions of Class C shares of the Fund. Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% annum of its average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares. The Fund has also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensated the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to 1% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under its respective Service and Distribution Plans for the six months ended March 31, 1999 are set forth in the statement of operations. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note 4 - Shares of Beneficial Interest
At March 31, 1999 there were an unlimited number of shares of beneficial interest authorized. Sales of Class I of the Value Fund commenced November 2, 1998. Transactions in shares of beneficial interest were as follows:

Thornburg Value Fund
                             Six Months Ended March 31, 1999       Year Ended September 30, 1998
                                  Shares         Amount               Shares          Amount
Class A Shares
Shares sold                     3,385,874    $ 79,561,518           5,364,791      $114,402,496
Shares issued to shareholders
 in reinvestment of dividends      36,439         921,184             290,340         5,509,526
Shares repurchased             (1,328,632)    (29,651,092)         (1,204,237)      (24,377,335)


Net Increase                    2,093,681    $ 50,831,610           4,450,894      $ 95,534,687

Class C Shares
Shares sold                     1,270,860    $ 29,994,610           1,712,966      $ 36,707,174
Shares issued to shareholders
in reinvestment of distrib          3,955          99,658              37,794           705,580
Shares repurchased               (127,244)     (2,914,681)           (106,131        (2,182,978)

Net Increase                    1,147,571    $ 27,179,587           1,644,629      $ 35,229,776

Class I Shares
Shares sold                       867,805    $ 19,825,265                0 $             0
Shares issued to shareholders
in reinvestment of distrib          4,372         110,656                0               0
Shares repurchased                 (9,860)       (231,679)               0               0

Net Increase                      862,317    $ 19,704,242                0 $             0

Note 5 - Securities Transactions
For the six months ended March 31, 1999, the Fund had purchases and sales transactions of investment securities of $135,568,232 and $57,025,597, respectively. The cost of investments for Federal income tax purpose is $280,473,898 for the Fund. As of March 31,1999, the Fund has deferred capital losses and currency losses occuring subsequent to October 31, 1997 of $782,119 and $112,863, respectively. At March 31, 1999, net unrealized appreciation of investments was $61,255,353 resulting from $67,990,557 gross unrealized appreciation and $6,735,204 gross unrealized depreciation. Transactions relating to covered call options during the six months ended March 31, 1999, are summarized as follows:
                                              Number of options       Premium
Options written, begining of period                   0                   0
Options written, during the period                 10,000             $  32,099
Options exercised, during the period                  0                   0
Options expired, during the period                    0                   0
Options outstanding, end of period                 10,000             $  32,099

Note 6 - Financial Investments With Off-Balance Sheet Risk
During the six months ended March 31, 1999, the Fund was a party to financial instruments with off-balance sheet risks, primarily currency forward exchange contracts. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. These contracts are purchased in order to minimize the risk to the Fund with respect to it's foreign stock holdings from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign stock holdings. These instruments may involve market risks in excess of the amount recognized on the Statements of Assets and Liabilities. Such risks would arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency value and interest rates and contract positions that are not exact offsets. The contract amounts indicate the extent of the Fund's involvement in such contracts. At March 31, 1999, the Fund had outstanding forward exchange contracts for the sale of currencies as set out below. These contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the dates of entry into the contract.

Contracts to sell:
 19,689,625   Swiss Francs for 14,551,963 U.S. Dollars, June 16, 1999            1,108,128
 10,373,843   Euros 11,341,723 U.S. Dollars, June 16, 1999                          76,423
 13,857,764   European Currency Unit for 16,578,043 U.S. Dollars, June 16, 1999  1,529,438
Unrealized gain from forward exchange contracts                                 $2,713,989

  7,424,625   Swiss Francs for 5,435,918 U.S. Dollars, June 16, 1999             ($366,476)
 1,214,948,484  Japanese Yen for 10,311,875 U.S. Dollars, June 16, 1999            (53,017)
 12,787,029   New Zealand Dollars for 6,771,478 U.S. Dollars, June 16, 1999        (73,295)
  1,488,076   European Currency Units for 1,772,299 U.S. Dollars,  June 16, 199   (156,347)
Unrealized loss from forward exchange contracts                                  ($649,135)




 Per share operating performance (for a share outstanding throughout the period)

                                       Six Months Ended        Year Ended September 30,
                                        March 31, 1999      1998       1997        1996(a)
Class A Shares:
Net asset value, beginning of period       $ 19.48       $ 20.42     $ 14.50      $ 11.94

Income from investment operations:
  Net investment income                       0.09          0.20        0.21         0.28
  Net realized and unrealized
  gain on investments                         5.82          0.40        6.28         2.56

Total from investment operations              5.91          0.60        6.49         2.84
Less dividends from:
 Net investment income                       (0.11)        (0.17)      (0.20)       (0.28)
 Realized capital gains                       0.00         (1.35)      (0.37)        0.00
 Return of capital                            0.00         (0.02)       0.00         0.00

Change in net asset value                     5.80         (0.94)       5.92         2.56

Net asset value, end of period             $ 25.28       $ 19.48      $ 20.42     $ 14.50

Total Return (b)                             30.38%         3.15%       46.01%      24.02%

Ratios/Supplemental Data
Ratios to average net asset:
 Net investment income                        0.81% (c)     0.95%        1.35%       2.48% (c)
 Expenses, after expense reductions           1.47% (c)     1.54%        1.61%       1.55% (c)
 Expenses, before expense reductions          1.47% (c)     1.54%        1.61%       2.16% (c)

Portfolio turnover rate                      23.04%        99.55%       78.83%      59.62%

Net assets at end of period (000)          $ 248,302     $ 150,492     $ 66,893    $ 15,438

(a) Fund  commenced  operations  on  October 2,  1995.
(b) Sales  loads are not reflected in computing total return.
(c) Annualized.

Class C Shares:
Net asset value, beginning of period       $ 19.45       $ 20.40      $ 14.51     $ 11.94

Income from investment operations:
 Net investment income                        0.00          0.03         0.07        0.18
 Net realized and unrealized
 gain on investments                          5.80          0.39         6.27        2.57

Total from investment operations              5.80          0.42         6.34        2.75
Less dividends from:
 Net investment income                       (0.04)        0.00         (0.08)      (0.18)
 Capital gains distribution                   0.00        (1.35)         (.37)       0.00
 Return of capital                            0.00        (0.02)         0.00        0.00

Change in net asset value                     5.76        (0.95)         5.89        2.57

Net asset value, end of period             $ 25.21      $ 19.45       $ 20.40     $ 14.51

Total Return (b)                             29.89%        2.34%        44.77%      23.20%

Ratios/Supplemental Data
Ratios to average net asset:
 Net investment income                        0.02% (c)    0.14%         0.48%       1.73% (c)
 Expenses, after expense reductions           2.25% (c)    2.36%         2.49%       2.30% (c)
 Expenses, before expense reductions          2.25% (c)    2.37%         2.73%       6.51% (c)

Portfolio turnover rate                      23.04%       99.55%        78.83%      59.62%

Net assets at end of period (000)          $ 82,742     $ 41,513       $ 9,999     $ 1,267

(a) Fund  commenced  operations  on  October 2,  1995.
(b) Sales  loads are not reflected in computing total return.
(c) Annualized.

Class I Shares:
Net asset value, beginning of period                        $   21.33

Income from investment operations:
 Net investment income                                           0.15
 Net realized and unrealized gain on investments                 3.95

Total from investment operations 4.10 Less dividends from:
 Net investment income                                          (0.13)
 Capital gains distribution                                      0.00
 Return of capital                                               0.00

Change in net asset value                                        3.97

Net asset value, end of period                                $ 25.30

Total Return (b)                                                16.80%

Ratios/Supplemental Data Ratios to average net asset:
 Net investment income                                          1.27% (c)
 Expenses, after expense reductions                             0.82% (c)
 Expenses, before expense reductions                            1.02% (c)

Portfolio turnover rate                                        23.04%

Net assets at end of period (000)                            $ 21,821

(a)  Commencment of operations.
(b) Sales loads are not reflected in computing total return.
(c) Annualized

Schedule of Investments

Thornburg Value Fund                                              March 31, 1999

CUSIPS: Class A - 885-215-731,  Class C - 885-215-715,  Class I -885-215-632
NASDAQ Symbols: Class A - TVAFX, Class C - TVCFX, Class I - TVIFX


COMMON STOCKS--97.20%

BANKING INSTITUTIONS (12.70%)
Bank Austria AG                      144,590                          $8,614,216
Bank One Corp.                       260,702                          14,354,904
FirstSpartan Financial Corp.          26,000                             773,500
Julius Baer Holding AG                 2,750                           8,938,501
Ocean Financial Corp.                 89,000                           1,279,375
Unionbancal Corp.                    275,000                           9,367,187
Woronoco Bancorp Inc.                  1,125                              10,688

BIOTECHNOLOGY (3.10%)
Genzyme Corp. +                      207,000                          10,440,562
Genzyme Molecular Oncology Corp. +    23,446                              87,923

CONSUMER ELECTRONICS (2.90%)
Sony Corp.                            52,800                           4,882,490
Sony Corp. -ADR                       55,000                           5,022,187

BUILDING MATERIALS (0.90%)
Dyckerhoff AG Preferred               10,784                           2,915,048

DRUGS & HEALTH CARE (2.50%)
American Home Products Corp.         130,000                           8,482,500

ENERGY (7.30%)
Atlantic Richfield Company           205,000                          14,965,000
Occidental Petroleum Corp.           552,200                           9,939,600

ENTERTAINMENT (1.10%)
Fox Entertainment Group Inc. +       135,000                           3,661,875

FOOD & BEVERAGES (2.40%)
Pepsico, Inc.                        210,000                           8,229,375

NATURAL GAS PIPELINES (1.60%)
El Paso Energy Corp.                 170,000                           5,556,875

HOUSEHOLD PRODUCTS (1.70%)
Henkel KGaA Preferred                 77,600                           5,705,537

INVESTMENT MANAGEMENT & BROKERAGE (16.60%)
Charles Schwab and Co.               190,000                          18,263,750
Federated Investors, Inc.            150,000                           2,728,125
Ing Groep N.V.                       126,000                           6,954,920
Investment Technology Group, Inc. +   73,500                           3,730,125
Jefferies Group Inc.                 100,000                           4,743,750
Kansas City Industries, Inc.         195,000                          11,115,000
Pimco Advisors Holdings L. P.        297,300                           9,346,369

RAILROADS (3.20%)
Union Pacific Corp.                  201,600                          10,773,000

REAL ESTATE INVESTMENT TRUSTS (5.80%)
Annaly Mortgage Management, Inc.     312,100                           3,199,025
JDN Realty Corp.                     430,000                           8,546,250
Sun Communities, Inc. +              259,500                           8,239,125

TECHNOLOGY - SEMI CONDUCTORS & EQUIPMENT (6.50%)
Brooks Automation, Inc. +            198,200                           4,434,725
Dallas Semiconductor Corp.           130,000                           5,021,250
Intel Corp.                           80,000                           9,510,000
Lam Research Corp. +                 115,000                           3,335,000

TECHNOLOGY - COMPUTERS & PERIPHERALS (9.60%)
EMC Corp. +                           50,000                           6,387,500
Hewlett Packard Company              158,000                          10,714,375
Seagate Technology, Inc. +           230,000                           6,799,375
Sun Microsystems Inc.                 70,000                           8,754,375

TECHNOLOGY - SOFTWARE (6.20%)
Advent Software, Inc. +              152,500                           7,625,000
Peoplesoft, Inc. +                   330,000                           4,826,250
The Learning Company, Inc. +         302,000                           8,758,000

TELECOMMUNICATION SERVICES (7.00%)
Bell Atlantic Corp.                  173,800                           8,983,287
Telecom Corporation Of New
  Zealand ADR                        170,000                           6,630,000
U. S. West Inc.                      150,000                           8,259,375

TELEPHONE EQUIPMENT (3.70%)
Fore Systems                         163,000                           3,081,719
Northern Telecom Limited             155,000                           9,629,375

TRANSPORTATION (2.20%)
Avis Rental A Car Inc.               277,600                           7,686,050

CLOSED END FUNDS (0.20%)
New Germany Fund                      70,000                             835,625

TOTAL COMMON STOCKS (Cost $270,882,711)                              332,138,063

COMMERCIAL PAPER--2.80%
American General Finance, 4.78% due 4/1/1999     1,000,000             1,000,000
Anheuser Busch Inc., 4.81% due 4/5/1999            900,000               899,519
Commercial Credit Company, 4.86% due 4/7/1999    2,000,000             1,998,380
Commercial Credit Company, 4.86% due 4/12/1999   3,200,000             3,195,248
Exxon Project Inv., 4.90% due 4/9/1999           1,100,000             1,098,802
GTE Funding Inc., 4.90% due 4/5/1999             1,400,000             1,399,238

TOTAL COMMERCIAL PAPER (Cost $9,591,187)                               9,591,187


EQUITY OPTION--0.00%

MISCELLANEOUS (0.00%)
Schwab Charles Corporation           (10,000)                           (78,750)

TOTAL CALL OPTION WRITTEN (Cost $(32,099))                              (78,750)


TOTAL INVESTMENTS   (Cost $280,441,799)*                           $ 341,650,500

+Non-income producing.
 See notes to unaudited financial statements.